LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.30%
Aerospace & Defense–1.75%
†Boeing Co.	154,489	$ 32,818,098
General Dynamics Corp.	61,280	13,984,709
Howmet Aerospace, Inc.	103,860	4,400,548
Huntington Ingalls Industries, Inc.	10,500	2,173,710
L3Harris Technologies, Inc.	53,106	10,421,521
Lockheed Martin Corp.	62,402	29,499,298
Northrop Grumman Corp.	39,733	18,345,521
Raytheon Technologies Corp.	403,971	39,560,880
Textron, Inc.	55,922	3,949,771
TransDigm Group, Inc.	14,300	10,539,815
		165,693,871
Air Freight & Logistics–0.65%
CH Robinson Worldwide, Inc.	31,327	3,112,964
Expeditors International of Washington, Inc.	42,776	4,710,493
FedEx Corp.	65,203	14,898,233
United Parcel Service, Inc. Class B	199,524	38,705,661
		61,427,351
Automobile Components–0.12%
†Aptiv PLC	75,424	8,461,818
BorgWarner, Inc.	63,198	3,103,654
		11,565,472
Automobiles–1.91%
Ford Motor Co.	1,075,602	13,552,585
General Motors Co.	387,106	14,199,048
†Tesla, Inc.	738,600	153,229,956
		180,981,589
Banks–3.09%
Bank of America Corp.	1,910,101	54,628,888
Citigroup, Inc.	528,962	24,803,028
Citizens Financial Group, Inc.	131,700	3,999,729
Comerica, Inc.	36,852	1,600,114
Fifth Third Bancorp	188,367	5,018,097
First Republic Bank	49,000	685,510
Huntington Bancshares, Inc.	398,320	4,461,184
JPMorgan Chase & Co.	803,160	104,659,779
KeyCorp	255,494	3,198,785
M&T Bank Corp.	48,524	5,802,015
PNC Financial Services Group, Inc.	109,946	13,974,137
Regions Financial Corp.	261,214	4,848,132
Truist Financial Corp.	363,342	12,389,962
U.S. Bancorp	368,656	13,290,049
Wells Fargo & Co.	1,042,282	38,960,501
Zions Bancorp NA	42,242	1,264,303
		293,584,213
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–1.79%
Brown-Forman Corp. Class B	48,650	$ 3,126,736
Coca-Cola Co.	1,064,997	66,061,764
Constellation Brands, Inc. Class A	44,635	10,082,600
Keurig Dr Pepper, Inc.	232,200	8,192,016
Molson Coors Beverage Co. Class B	49,917	2,579,711
†Monster Beverage Corp.	205,902	11,120,767
PepsiCo, Inc.	376,975	68,722,542
		169,886,136
Biotechnology–2.27%
AbbVie, Inc.	484,049	77,142,889
Amgen, Inc.	147,057	35,551,030
†Biogen, Inc.	40,149	11,162,626
Gilead Sciences, Inc.	342,649	28,429,587
†Incyte Corp.	50,500	3,649,635
†Moderna, Inc.	90,200	13,852,916
†Regeneron Pharmaceuticals, Inc.	29,362	24,125,875
†Vertex Pharmaceuticals, Inc.	70,000	22,054,900
		215,969,458
Broadline Retail–2.78%
†Amazon.com, Inc.	2,448,160	252,870,447
eBay, Inc.	151,044	6,701,822
†Etsy, Inc.	35,600	3,963,348
		263,535,617
Building Products–0.44%
A O Smith Corp.	34,400	2,378,760
Allegion PLC	23,725	2,532,169
Carrier Global Corp.	233,261	10,671,691
Johnson Controls International PLC	191,589	11,537,490
Masco Corp.	59,721	2,969,328
Trane Technologies PLC	63,375	11,659,732
		41,749,170
Capital Markets–2.81%
Ameriprise Financial, Inc.	28,882	8,852,333
Bank of New York Mellon Corp.	202,803	9,215,368
BlackRock, Inc.	41,191	27,561,722
Cboe Global Markets, Inc.	28,300	3,798,992
Charles Schwab Corp.	420,525	22,027,099
CME Group, Inc.	98,053	18,779,111
FactSet Research Systems, Inc.	10,300	4,275,427
Franklin Resources, Inc.	78,456	2,113,605
Goldman Sachs Group, Inc.	92,586	30,285,806
Intercontinental Exchange, Inc.	152,230	15,876,067
Invesco Ltd.	124,739	2,045,720
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	10,300	$ 4,030,287
Moody's Corp.	42,842	13,110,509
Morgan Stanley	360,288	31,633,286
MSCI, Inc.	21,700	12,145,273
Nasdaq, Inc.	94,731	5,178,944
Northern Trust Corp.	57,684	5,083,691
Raymond James Financial, Inc.	53,850	5,022,590
S&P Global, Inc.	91,037	31,386,826
State Street Corp.	100,190	7,583,381
T Rowe Price Group, Inc.	59,835	6,755,371
		266,761,408
Chemicals–1.78%
Air Products & Chemicals, Inc.	60,399	17,347,197
Albemarle Corp.	32,100	7,095,384
Celanese Corp.	26,600	2,896,474
CF Industries Holdings, Inc.	52,690	3,819,498
Corteva, Inc.	194,327	11,719,862
Dow, Inc.	191,327	10,488,546
DuPont de Nemours, Inc.	125,849	9,032,183
Eastman Chemical Co.	34,427	2,903,573
Ecolab, Inc.	67,857	11,232,369
FMC Corp.	34,401	4,201,394
International Flavors & Fragrances, Inc.	69,304	6,373,196
Linde PLC	135,180	48,048,379
LyondellBasell Industries NV Class A	71,480	6,711,257
Mosaic Co.	91,447	4,195,588
PPG Industries, Inc.	64,156	8,569,959
Sherwin-Williams Co.	64,248	14,441,023
		169,075,882
Commercial Services & Supplies–0.49%
Cintas Corp.	24,008	11,108,022
†Copart, Inc.	116,000	8,724,360
Republic Services, Inc.	56,437	7,631,411
Rollins, Inc.	63,825	2,395,352
Waste Management, Inc.	101,771	16,605,974
		46,465,119
Communications Equipment–0.93%
†Arista Networks, Inc.	67,400	11,313,764
Cisco Systems, Inc.	1,123,224	58,716,535
†F5, Inc.	16,996	2,476,147
Juniper Networks, Inc.	87,204	3,001,562
Motorola Solutions, Inc.	45,902	13,133,939
		88,641,947
Construction & Engineering–0.07%
Quanta Services, Inc.	38,187	6,363,482
		6,363,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.13%
Martin Marietta Materials, Inc.	17,300	$ 6,142,538
Vulcan Materials Co.	36,763	6,307,060
		12,449,598
Consumer Finance–0.51%
American Express Co.	163,350	26,944,583
Capital One Financial Corp.	103,830	9,984,293
Discover Financial Services	76,311	7,542,579
Synchrony Financial	121,068	3,520,657
		47,992,112
Consumer Staples Distribution & Retail–1.95%
Costco Wholesale Corp.	121,148	60,194,807
Dollar General Corp.	62,129	13,075,669
†Dollar Tree, Inc.	57,683	8,280,395
Kroger Co.	178,246	8,800,005
Sysco Corp.	138,518	10,697,745
Target Corp.	125,838	20,842,548
Walgreens Boots Alliance, Inc.	193,962	6,707,206
Walmart, Inc.	386,195	56,944,453
		185,542,828
Containers & Packaging–0.26%
Amcor PLC	420,508	4,785,381
Avery Dennison Corp.	22,543	4,033,619
Ball Corp.	87,356	4,814,189
International Paper Co.	95,201	3,432,948
Packaging Corp. of America	25,600	3,554,048
Sealed Air Corp.	39,697	1,822,489
Westrock Co.	70,618	2,151,731
		24,594,405
Distributors–0.15%
Genuine Parts Co.	39,141	6,548,681
LKQ Corp.	66,300	3,763,188
Pool Corp.	11,000	3,766,840
		14,078,709
Diversified Telecommunication Services–0.87%
AT&T, Inc.	1,948,240	37,503,620
Verizon Communications, Inc.	1,148,658	44,671,310
		82,174,930
Electric Utilities–1.86%
Alliant Energy Corp.	67,200	3,588,480
American Electric Power Co., Inc.	140,778	12,809,390
Constellation Energy Corp.	90,918	7,137,063
Duke Energy Corp.	210,748	20,330,860
Edison International	104,704	7,391,055
Entergy Corp.	55,272	5,955,005

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	61,899	$ 3,783,267
Eversource Energy	95,074	7,440,491
Exelon Corp.	275,356	11,534,663
FirstEnergy Corp.	149,706	5,997,222
NextEra Energy, Inc.	543,332	41,880,031
NRG Energy, Inc.	64,855	2,223,878
†PG&E Corp.	439,800	7,111,566
Pinnacle West Capital Corp.	32,483	2,573,953
PPL Corp.	205,498	5,710,790
Southern Co.	300,626	20,917,557
Xcel Energy, Inc.	152,677	10,296,537
		176,681,808
Electrical Equipment–0.56%
AMETEK, Inc.	63,600	9,242,988
Eaton Corp. PLC	108,717	18,627,571
Emerson Electric Co.	162,330	14,145,436
†Generac Holdings, Inc.	17,200	1,857,772
Rockwell Automation, Inc.	31,190	9,152,705
		53,026,472
Electronic Equipment, Instruments & Components–0.65%
Amphenol Corp. Class A	162,964	13,317,418
CDW Corp.	37,300	7,269,397
Corning, Inc.	203,960	7,195,709
†Keysight Technologies, Inc.	49,400	7,977,112
TE Connectivity Ltd.	88,611	11,621,332
†Teledyne Technologies, Inc.	12,797	5,724,866
†Trimble, Inc.	68,500	3,590,770
†Zebra Technologies Corp. Class A	14,800	4,706,400
		61,403,004
Energy Equipment & Services–0.37%
Baker Hughes Co.	276,497	7,979,703
Halliburton Co.	246,937	7,813,087
Schlumberger NV	391,673	19,231,144
		35,023,934
Entertainment–1.41%
Activision Blizzard, Inc.	194,600	16,655,814
Electronic Arts, Inc.	71,279	8,585,556
†Live Nation Entertainment, Inc.	36,400	2,548,000
†Netflix, Inc.	121,700	42,044,916
†Take-Two Interactive Software, Inc.	43,200	5,153,760
†Walt Disney Co.	498,735	49,938,335
†Warner Bros Discovery, Inc.	600,013	9,060,196
		133,986,577
Financial Services–4.27%
†Berkshire Hathaway, Inc. Class B	493,469	152,368,423
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	161,189	$ 8,757,398
†Fiserv, Inc.	174,824	19,760,357
†FleetCor Technologies, Inc.	19,800	4,174,830
Global Payments, Inc.	73,245	7,708,304
Jack Henry & Associates, Inc.	19,600	2,954,112
Mastercard, Inc. Class A	232,420	84,463,752
†PayPal Holdings, Inc.	314,544	23,886,471
Visa, Inc. Class A	447,628	100,922,209
		404,995,856
Food Products–1.15%
Archer-Daniels-Midland Co.	152,423	12,142,016
Bunge Ltd.	41,000	3,916,320
Campbell Soup Co.	53,450	2,938,681
Conagra Brands, Inc.	130,752	4,911,045
General Mills, Inc.	165,212	14,119,018
Hershey Co.	40,230	10,234,914
Hormel Foods Corp.	75,672	3,017,799
J M Smucker Co.	29,447	4,634,075
Kellogg Co.	68,877	4,612,004
Kraft Heinz Co.	217,724	8,419,387
Lamb Weston Holdings, Inc.	38,300	4,003,116
McCormick & Co., Inc.	68,738	5,719,689
Mondelez International, Inc. Class A	375,908	26,208,306
Tyson Foods, Inc. Class A	78,950	4,683,314
		109,559,684
Gas Utilities–0.04%
Atmos Energy Corp.	37,600	4,224,736
		4,224,736
Ground Transportation–0.81%
CSX Corp.	573,112	17,158,973
JB Hunt Transport Services, Inc.	22,500	3,947,850
Norfolk Southern Corp.	63,032	13,362,784
Old Dominion Freight Line, Inc.	24,600	8,384,664
Union Pacific Corp.	168,002	33,812,083
		76,666,354
Health Care Equipment & Supplies–2.84%
Abbott Laboratories	476,980	48,298,995
†Align Technology, Inc.	20,100	6,716,214
Baxter International, Inc.	137,622	5,581,948
Becton Dickinson & Co.	78,013	19,311,338
†Boston Scientific Corp.	390,487	19,536,065
Cooper Cos., Inc.	13,500	5,040,360
DENTSPLY SIRONA, Inc.	61,975	2,434,378
†Dexcom, Inc.	107,200	12,454,496
†Edwards Lifesciences Corp.	170,848	14,134,255

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†GE HealthCare Technologies, Inc.	100,149	$ 8,215,222
†Hologic, Inc.	69,400	5,600,580
†IDEXX Laboratories, Inc.	22,800	11,401,824
†Insulet Corp.	19,000	6,060,240
†Intuitive Surgical, Inc.	97,507	24,910,113
Medtronic PLC	364,396	29,377,606
ResMed, Inc.	40,500	8,869,095
STERIS PLC	27,000	5,164,560
Stryker Corp.	91,912	26,238,119
Teleflex, Inc.	12,700	3,217,037
Zimmer Biomet Holdings, Inc.	57,590	7,440,628
		270,003,073
Health Care Providers & Services–3.03%
AmerisourceBergen Corp.	44,378	7,105,362
Cardinal Health, Inc.	70,461	5,319,805
†Centene Corp.	153,874	9,726,376
Cigna Group	83,502	21,337,266
CVS Health Corp.	352,642	26,204,827
†DaVita, Inc.	17,228	1,397,363
Elevance Health, Inc.	65,288	30,020,075
HCA Healthcare, Inc.	58,900	15,530,752
†Henry Schein, Inc.	36,900	3,008,826
Humana, Inc.	34,532	16,763,905
Laboratory Corp. of America Holdings	23,847	5,470,979
McKesson Corp.	38,594	13,741,394
†Molina Healthcare, Inc.	16,200	4,333,338
Quest Diagnostics, Inc.	32,211	4,557,212
UnitedHealth Group, Inc.	255,846	120,910,261
Universal Health Services, Inc. Class B	16,900	2,147,990
		287,575,731
Health Care REITs–0.18%
Healthpeak Properties, Inc.	147,223	3,234,489
Ventas, Inc.	108,695	4,711,928
Welltower, Inc.	131,301	9,412,969
		17,359,386
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	191,051	3,150,431
		3,150,431
Hotels, Restaurants & Leisure–2.09%
†Booking Holdings, Inc.	10,575	28,049,236
†Caesars Entertainment, Inc.	60,100	2,933,481
†Carnival Corp.	275,991	2,801,309
†Chipotle Mexican Grill, Inc.	7,722	13,191,415
Darden Restaurants, Inc.	34,430	5,342,159
Domino's Pizza, Inc.	9,200	3,034,804
†Expedia Group, Inc.	40,749	3,953,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	73,500	$ 10,353,945
†Las Vegas Sands Corp.	88,400	5,078,580
Marriott International, Inc. Class A	73,227	12,158,611
McDonald's Corp.	200,318	56,010,916
MGM Resorts International	89,200	3,962,264
†Norwegian Cruise Line Holdings Ltd.	122,100	1,642,245
†Royal Caribbean Cruises Ltd.	58,900	3,846,170
Starbucks Corp.	313,706	32,666,206
†Wynn Resorts Ltd.	27,350	3,060,738
Yum! Brands, Inc.	78,424	10,358,242
		198,444,196
Household Durables–0.35%
DR Horton, Inc.	87,174	8,516,028
Garmin Ltd.	41,124	4,150,234
Lennar Corp. Class A	71,043	7,467,330
†Mohawk Industries, Inc.	14,700	1,473,234
Newell Brands, Inc.	88,503	1,100,977
†NVR, Inc.	860	4,792,083
PulteGroup, Inc.	59,041	3,440,910
Whirlpool Corp.	13,908	1,836,134
		32,776,930
Household Products–1.45%
Church & Dwight Co., Inc.	67,300	5,949,993
Clorox Co.	34,285	5,425,258
Colgate-Palmolive Co.	229,352	17,235,803
Kimberly-Clark Corp.	91,431	12,271,869
Procter & Gamble Co.	648,731	96,459,812
		137,342,735
Independent Power and Renewable Electricity Producers–0.05%
AES Corp.	180,215	4,339,577
		4,339,577
Industrial Conglomerates–0.84%
3M Co.	153,183	16,101,065
General Electric Co.	300,447	28,722,733
Honeywell International, Inc.	183,772	35,122,505
		79,946,303
Industrial REITs–0.33%
Prologis, Inc.	252,222	31,469,739
		31,469,739
Insurance–2.14%
Aflac, Inc.	154,022	9,937,499
Allstate Corp.	71,972	7,975,217
American International Group, Inc.	202,544	10,200,116
Aon PLC Class A	56,354	17,767,853

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Arch Capital Group Ltd.	100,800	$ 6,841,296
Arthur J Gallagher & Co.	57,100	10,923,801
Assurant, Inc.	15,216	1,826,985
Brown & Brown, Inc.	64,800	3,720,816
Chubb Ltd.	113,346	22,009,526
Cincinnati Financial Corp.	44,175	4,951,134
Everest Re Group Ltd.	10,600	3,795,012
Globe Life, Inc.	24,679	2,715,184
Hartford Financial Services Group, Inc.	85,789	5,978,635
✱Lincoln National Corp.	46,036	1,034,429
Loews Corp.	52,308	3,034,910
Marsh & McLennan Cos., Inc.	135,369	22,545,707
MetLife, Inc.	179,315	10,389,511
Principal Financial Group, Inc.	60,733	4,513,677
Progressive Corp.	159,918	22,877,869
Prudential Financial, Inc.	102,525	8,482,919
Travelers Cos., Inc.	63,706	10,919,846
W R Berkley Corp.	56,400	3,511,464
Willis Towers Watson PLC	30,001	6,971,632
		202,925,038
Interactive Media & Services–4.74%
†Alphabet, Inc. Class A	1,635,900	169,691,907
†Alphabet, Inc. Class C	1,425,860	148,289,440
†Match Group, Inc.	78,400	3,009,776
†Meta Platforms, Inc. Class A	611,200	129,537,728
		450,528,851
IT Services–1.19%
Accenture PLC Class A	172,367	49,264,212
†Akamai Technologies, Inc.	44,403	3,476,755
Cognizant Technology Solutions Corp. Class A	142,816	8,701,779
†DXC Technology Co.	64,450	1,647,342
†EPAM Systems, Inc.	15,900	4,754,100
†Gartner, Inc.	22,100	7,199,517
International Business Machines Corp.	249,263	32,675,886
†VeriSign, Inc.	24,687	5,217,104
		112,936,695
Leisure Products–0.02%
Hasbro, Inc.	36,884	1,980,302
		1,980,302
Life Sciences Tools & Services–1.82%
Agilent Technologies, Inc.	82,337	11,390,501
†Bio-Rad Laboratories, Inc. Class A	5,700	2,730,414
Bio-Techne Corp.	42,000	3,115,980
†Charles River Laboratories International, Inc.	13,500	2,724,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Danaher Corp.	179,201	$ 45,165,820
†Illumina, Inc.	42,600	9,906,630
†IQVIA Holdings, Inc.	50,500	10,043,945
†Mettler-Toledo International, Inc.	6,200	9,487,302
PerkinElmer, Inc.	34,375	4,580,812
Thermo Fisher Scientific, Inc.	107,353	61,875,049
†Waters Corp.	16,016	4,959,034
West Pharmaceutical Services, Inc.	20,600	7,137,282
		173,117,339
Machinery–1.79%
Caterpillar, Inc.	142,281	32,559,584
Cummins, Inc.	38,929	9,299,359
Deere & Co.	75,000	30,966,000
Dover Corp.	37,851	5,751,081
Fortive Corp.	98,271	6,699,134
IDEX Corp.	20,400	4,713,012
Illinois Tool Works, Inc.	76,219	18,555,516
Ingersoll Rand, Inc.	110,681	6,439,421
Nordson Corp.	15,100	3,356,126
Otis Worldwide Corp.	116,180	9,805,592
PACCAR, Inc.	144,532	10,579,742
Parker-Hannifin Corp.	34,882	11,724,189
Pentair PLC	47,194	2,608,412
Snap-on, Inc.	14,275	3,524,355
Stanley Black & Decker, Inc.	40,440	3,258,655
Westinghouse Air Brake Technologies Corp.	51,009	5,154,970
Xylem, Inc.	49,273	5,158,883
		170,154,031
Media–0.78%
†Charter Communications, Inc. Class A	29,300	10,477,973
Comcast Corp. Class A	1,155,144	43,791,509
†DISH Network Corp. Class A	71,613	668,149
Fox Corp. Class A	130,485	4,323,096
Interpublic Group of Cos., Inc.	105,980	3,946,695
News Corp. Class A	150,890	2,611,982
Omnicom Group, Inc.	57,997	5,471,437
Paramount Global Class B	138,100	3,081,011
		74,371,852
Metals & Mining–0.45%
Freeport-McMoRan, Inc.	393,661	16,104,671
Newmont Corp.	216,732	10,624,203
Nucor Corp.	69,743	10,773,201
Steel Dynamics, Inc.	45,700	5,166,842
		42,668,917

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.80%
Ameren Corp.	70,201	$ 6,064,664
CenterPoint Energy, Inc.	168,135	4,953,257
CMS Energy Corp.	78,638	4,826,801
Consolidated Edison, Inc.	96,812	9,262,004
Dominion Energy, Inc.	230,652	12,895,753
DTE Energy Co.	53,492	5,859,514
NiSource, Inc.	104,495	2,921,680
Public Service Enterprise Group, Inc.	135,589	8,467,533
Sempra Energy	85,388	12,907,250
WEC Energy Group, Inc.	87,258	8,271,186
		76,429,642
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	40,200	5,048,718
Boston Properties, Inc.	38,512	2,084,269
		7,132,987
Oil, Gas & Consumable Fuels–4.21%
APA Corp.	85,926	3,098,492
Chevron Corp.	487,016	79,461,531
ConocoPhillips	340,652	33,796,085
Coterra Energy, Inc.	221,396	5,433,058
Devon Energy Corp.	179,014	9,059,898
Diamondback Energy, Inc.	49,000	6,623,330
EOG Resources, Inc.	160,302	18,375,418
EQT Corp.	101,100	3,226,101
Exxon Mobil Corp.	1,127,810	123,675,645
Hess Corp.	76,020	10,060,487
Kinder Morgan, Inc.	551,981	9,665,187
Marathon Oil Corp.	170,529	4,085,875
Marathon Petroleum Corp.	127,830	17,235,319
Occidental Petroleum Corp.	197,838	12,351,026
ONEOK, Inc.	120,877	7,680,525
Phillips 66	130,671	13,247,426
Pioneer Natural Resources Co.	65,214	13,319,307
Targa Resources Corp.	61,900	4,515,605
Valero Energy Corp.	105,045	14,664,282
Williams Cos., Inc.	330,718	9,875,239
		399,449,836
Passenger Airlines–0.20%
†Alaska Air Group, Inc.	35,900	1,506,364
†American Airlines Group, Inc.	169,900	2,506,025
†Delta Air Lines, Inc.	173,300	6,051,636
Southwest Airlines Co.	163,081	5,306,656
†United Airlines Holdings, Inc.	89,900	3,978,075
		19,348,756
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.16%
Estee Lauder Cos., Inc. Class A	63,367	$ 15,617,431
		15,617,431
Pharmaceuticals–4.12%
Bristol-Myers Squibb Co.	581,366	40,294,477
†Catalent, Inc.	49,100	3,226,361
Eli Lilly & Co.	215,828	74,119,652
Johnson & Johnson	715,881	110,961,555
Merck & Co., Inc.	693,981	73,832,639
Organon & Co.	67,138	1,579,086
Pfizer, Inc.	1,536,148	62,674,838
Viatris, Inc.	330,151	3,176,053
Zoetis, Inc.	128,721	21,424,323
		391,288,984
Professional Services–0.77%
Automatic Data Processing, Inc.	113,268	25,216,855
Broadridge Financial Solutions, Inc.	31,800	4,660,926
†CoStar Group, Inc.	113,000	7,780,050
Equifax, Inc.	33,818	6,859,643
Jacobs Solutions, Inc.	35,034	4,116,845
Leidos Holdings, Inc.	38,000	3,498,280
Paychex, Inc.	87,076	9,978,039
Robert Half International, Inc.	29,417	2,370,128
Verisk Analytics, Inc.	42,900	8,230,794
		72,711,560
Real Estate Management & Development–0.07%
†CBRE Group, Inc. Class A	85,476	6,223,508
		6,223,508
Residential REITs–0.34%
AvalonBay Communities, Inc.	38,748	6,511,989
Camden Property Trust	28,300	2,966,972
Equity Residential	94,442	5,666,520
Essex Property Trust, Inc.	17,900	3,743,606
Invitation Homes, Inc.	158,500	4,949,955
Mid-America Apartment Communities, Inc.	31,600	4,772,864
UDR, Inc.	86,700	3,559,902
		32,171,808
Retail REITs–0.30%
Federal Realty Investment Trust	20,400	2,016,132
Kimco Realty Corp.	170,245	3,324,885
Realty Income Corp.	173,900	11,011,348
Regency Centers Corp.	41,500	2,538,970
Simon Property Group, Inc.	89,348	10,004,295
		28,895,630

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.42%
†Advanced Micro Devices, Inc.	440,783	$ 43,201,142
Analog Devices, Inc.	140,423	27,694,224
Applied Materials, Inc.	234,953	28,859,277
Broadcom, Inc.	114,785	73,639,169
†Enphase Energy, Inc.	37,100	7,801,388
†First Solar, Inc.	26,600	5,785,500
Intel Corp.	1,138,228	37,185,909
KLA Corp.	38,821	15,496,178
Lam Research Corp.	37,150	19,693,958
Microchip Technology, Inc.	152,706	12,793,709
Micron Technology, Inc.	296,459	17,888,336
Monolithic Power Systems, Inc.	12,500	6,256,750
NVIDIA Corp.	675,540	187,644,746
NXP Semiconductors NV	70,500	13,146,487
†ON Semiconductor Corp.	117,300	9,656,136
†Qorvo, Inc.	26,900	2,732,233
QUALCOMM, Inc.	306,524	39,106,332
Skyworks Solutions, Inc.	45,100	5,320,898
†SolarEdge Technologies, Inc.	15,700	4,772,015
Teradyne, Inc.	41,100	4,418,661
Texas Instruments, Inc.	248,224	46,172,146
		609,265,194
Software–9.38%
†Adobe, Inc.	125,700	48,441,009
†ANSYS, Inc.	24,200	8,053,760
†Autodesk, Inc.	59,703	12,427,777
†Cadence Design Systems, Inc.	75,600	15,882,804
†Ceridian HCM Holding, Inc.	43,600	3,192,392
†Fair Isaac Corp.	6,900	4,848,561
†Fortinet, Inc.	176,300	11,716,898
Gen Digital, Inc.	155,325	2,665,377
Intuit, Inc.	77,040	34,346,743
Microsoft Corp.	2,042,588	588,878,120
Oracle Corp.	420,078	39,033,648
†Paycom Software, Inc.	13,500	4,104,135
†PTC, Inc.	28,000	3,590,440
Roper Technologies, Inc.	28,764	12,676,007
†Salesforce, Inc.	273,536	54,647,022
†ServiceNow, Inc.	55,800	25,931,376
†Synopsys, Inc.	41,800	16,145,250
†Tyler Technologies, Inc.	11,000	3,901,040
		890,482,359
Specialized REITs–1.20%
American Tower Corp.	128,503	26,258,303
Crown Castle, Inc.	118,365	15,841,971
Digital Realty Trust, Inc.	80,300	7,894,293
Equinix, Inc.	25,542	18,416,804
Extra Space Storage, Inc.	36,900	6,012,117
Four Corners Property Trust, Inc.	1	27
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	78,200	$ 4,137,562
Public Storage	43,751	13,218,927
SBA Communications Corp.	29,600	7,727,672
VICI Properties, Inc.	260,200	8,487,724
Weyerhaeuser Co.	206,207	6,213,017
		114,208,417
Specialty Retail–2.16%
Advance Auto Parts, Inc.	17,200	2,091,692
†AutoZone, Inc.	5,127	12,602,935
Bath & Body Works, Inc.	60,443	2,211,005
Best Buy Co., Inc.	56,477	4,420,455
†CarMax, Inc.	45,009	2,893,179
Home Depot, Inc.	280,285	82,717,709
Lowe's Cos., Inc.	166,097	33,214,417
†O'Reilly Automotive, Inc.	17,057	14,481,052
Ross Stores, Inc.	96,226	10,212,465
TJX Cos., Inc.	319,592	25,043,229
Tractor Supply Co.	30,800	7,239,232
†Ulta Beauty, Inc.	14,300	7,803,081
		204,930,451
Technology Hardware, Storage & Peripherals–7.34%
Apple, Inc.	4,084,156	673,477,324
Hewlett Packard Enterprise Co.	358,376	5,708,930
HP, Inc.	248,776	7,301,576
NetApp, Inc.	61,143	3,903,980
Seagate Technology Holdings PLC	54,072	3,575,241
†Western Digital Corp.	84,334	3,176,862
		697,143,913
Textiles, Apparel & Luxury Goods–0.51%
NIKE, Inc. Class B	344,468	42,245,556
Ralph Lauren Corp.	10,472	1,221,768
Tapestry, Inc.	70,334	3,032,099
VF Corp.	89,252	2,044,763
		48,544,186
Tobacco–0.67%
Altria Group, Inc.	495,201	22,095,869
Philip Morris International, Inc.	423,916	41,225,831
		63,321,700
Trading Companies & Distributors–0.26%
Fastenal Co.	160,106	8,636,118
United Rentals, Inc.	18,700	7,400,712
WW Grainger, Inc.	12,553	8,646,632
		24,683,462

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.08%
American Water Works Co., Inc.	50,300	$ 7,368,447
		7,368,447
Wireless Telecommunication Services–0.25%
†T-Mobile U.S., Inc.	164,815	23,871,805
		23,871,805
Total Common Stock (Cost $3,275,995,124)		9,428,282,924

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	59,033,433	$ 59,033,433
Total Money Market Fund (Cost $59,033,433)		59,033,433

TOTAL INVESTMENTS–99.92% (Cost $3,335,028,557)	9,487,316,357
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	7,237,124
NET ASSETS APPLICABLE TO 404,627,383 SHARES OUTSTANDING–100.00%	$9,494,553,481

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
327	E-mini S&P 500 Index	$67,652,213	$64,549,868	6/16/23	$3,102,345	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$9,428,282,924	$—	$—	$9,428,282,924
Money Market Fund	59,033,433	—	—	59,033,433
Total Investments	$9,487,316,357	$—	$—	$9,487,316,357
Derivatives:

Assets:
Futures Contract	$3,102,345	$—	$—	$3,102,345
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has an investment in Lincoln National Corporation, the parent company of LFI (formerly, LIAC). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.01%@
Insurance-0.01%@
Lincoln National Corp.	$1,414,226	$—	$—	$—	$(379,797)	$1,034,429	46,036	$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
LVIP SSGA S&P 500 Index Fund–10